Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index Income Fund	Sep. 08, 2023
Fidelity Freedom Index Income Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.08%)
Past 5 years	1.75%
Since Inception	2.35%	[1]
Fidelity Freedom Index Income Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.09%)
Past 5 years	0.57%
Since Inception	1.31%	[1]
Fidelity Freedom Index Income Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.47%)
Past 5 years	1.01%
Since Inception	1.49%	[1]
Fidelity Freedom Index Income Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.07%)
Since Inception	(1.33%)	[2]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	2.17%
F1898
Average Annual Return:
Past 1 year	(11.04%)
Past 5 years	1.86%
Since Inception	3.34%

[1]	AFrom June 24, 2015.
[2]	BFrom June 24, 2020.